Investments Components of Net Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Investment Income [Line Items]
Investment income	$ 1,891.8	$ 1,260.3	$ 860.9
Investment expenses	(26.2)	(24.3)	(25.5)
Net investment income	1,865.6	1,236.0	835.4
Available-for-sale Securities
Net Investment Income [Line Items]
Investment income	1,798.0	1,129.6	726.4
Equity securities
Net Investment Income [Line Items]
Investment income	93.8	130.7	134.5
Equity securities | Nonredeemable preferred stocks
Net Investment Income [Line Items]
Investment income	51.4	70.2	70.3
Equity securities | Common equities
Net Investment Income [Line Items]
Investment income	42.4	60.5	64.2
Fixed maturities
Net Investment Income [Line Items]
Investment income	1,705.6	1,076.0	723.3
Fixed maturities | U.S. government obligations
Net Investment Income [Line Items]
Investment income	864.0	339.1	149.5
Fixed maturities | State and local government obligations
Net Investment Income [Line Items]
Investment income	47.6	39.7	44.1
Fixed maturities | Foreign government obligations
Net Investment Income [Line Items]
Investment income	0.2	0.2	0.1
Fixed maturities | Corporate debt securities
Net Investment Income [Line Items]
Investment income	365.4	288.8	301.1
Fixed maturities | Residential mortgage-backed securities
Net Investment Income [Line Items]
Investment income	28.7	31.6	11.9
Fixed maturities | Commercial mortgage-backed securities
Net Investment Income [Line Items]
Investment income	196.1	190.6	143.0
Fixed maturities | Other asset-backed securities
Net Investment Income [Line Items]
Investment income	192.5	174.6	64.1
Fixed maturities | Redeemable preferred stocks
Net Investment Income [Line Items]
Investment income	11.1	11.4	9.5
Short-term investments
Net Investment Income [Line Items]
Investment income	$ 92.4	$ 53.6	$ 3.1